Commitments (Operating lease commitments) (Narrative) (Detail) - Land operating lease agreement signed by Huaneng Dezhou Power Plant and Shandong Land Bureau [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease commitments [line items]
Duration of contracts	30-year
Increment for each rental revision of the previous annual rental amount	30.00%
Original annual rentals	¥ 30
Revised annual rentals	¥ 34	¥ 34